SUBSIDIARIES - Schedule Of Summarized Financial Information Before Intra-Group Eliminations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Non-controlling interests	$ (116,846)	$ (97,150)
Revenue	67,826	56,771
Net income (loss) attributable to:
Non-controlling interests	2,547	3,904
Shareholders	2,807	3,584
Net income	5,354	7,488
Other comprehensive income (loss) attributable to:
Non-controlling interests	2,188	1,755
Shareholders	524	406
Other comprehensive income	2,712	2,161
BPY
Disclosure of subsidiaries [line items]
Current assets	3,289	7,114
Non-current assets	108,354	115,406
Current liabilities	(12,466)	(10,306)
Non-current liabilities	(54,242)	(65,474)
Revenue	8,203	7,239
Net income (loss) attributable to:
Non-controlling interests	2,091	2,356
Shareholders	1,066	1,298
Net income	3,157	3,654
Other comprehensive income (loss) attributable to:
Non-controlling interests	234	(122)
Shareholders	89	(294)
Other comprehensive income	323	(416)
BEP
Disclosure of subsidiaries [line items]
Current assets	1,474	1,961
Non-current assets	34,217	32,142
Current liabilities	(1,678)	(1,689)
Non-current liabilities	(15,882)	(15,208)
Revenue	2,980	2,982
Net income (loss) attributable to:
Non-controlling interests	348	401
Shareholders	(75)	2
Net income	273	403
Other comprehensive income (loss) attributable to:
Non-controlling interests	1,179	2,292
Shareholders	546	972
Other comprehensive income	1,725	3,264
BIP
Disclosure of subsidiaries [line items]
Current assets	5,841	2,276
Non-current assets	50,467	34,304
Current liabilities	(5,439)	(2,417)
Non-current liabilities	(28,692)	(19,495)
Revenue	6,597	4,652
Net income (loss) attributable to:
Non-controlling interests	636	724
Shareholders	14	82
Net income	650	806
Other comprehensive income (loss) attributable to:
Non-controlling interests	486	(859)
Shareholders	104	(86)
Other comprehensive income	590	(945)
BBU
Disclosure of subsidiaries [line items]
Current assets	12,795	9,781
Non-current assets	38,956	17,537
Current liabilities	(11,024)	(9,016)
Non-current liabilities	(29,674)	(11,808)
Revenue	43,032	37,168
Net income (loss) attributable to:
Non-controlling interests	353	1,106
Shareholders	81	97
Net income	434	1,203
Other comprehensive income (loss) attributable to:
Non-controlling interests	(159)	(292)
Shareholders	(39)	(96)
Other comprehensive income	(198)	(388)
Non-controlling interests
Disclosure of subsidiaries [line items]
Non-controlling interests	(81,833)	(67,335)
Non-controlling interests | BPY
Disclosure of subsidiaries [line items]
Non-controlling interests	(29,165)	(31,580)
Non-controlling interests | BEP
Disclosure of subsidiaries [line items]
Non-controlling interests	(13,321)	(12,457)
Non-controlling interests | BIP
Disclosure of subsidiaries [line items]
Non-controlling interests	(20,036)	(12,752)
Non-controlling interests | BBU
Disclosure of subsidiaries [line items]
Non-controlling interests	(8,664)	(4,477)
Equity attributable to Brookfield | BPY
Disclosure of subsidiaries [line items]
Non-controlling interests	(15,770)	(15,160)
Equity attributable to Brookfield | BEP
Disclosure of subsidiaries [line items]
Non-controlling interests	(4,810)	(4,749)
Equity attributable to Brookfield | BIP
Disclosure of subsidiaries [line items]
Non-controlling interests	(2,141)	(1,916)
Equity attributable to Brookfield | BBU
Disclosure of subsidiaries [line items]
Non-controlling interests	$ (2,389)	$ (2,017)